Discontinued operations (Details 1) - Apicore - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Detailed Information Discontinued Operations [Line Items]
Net cash flows used in operating activities	$ 0	$ 5,210,341	$ (1,295,487)
Net cash flows from (used in) investing activities	0	54,326,360	(421,077)
Net cash flows from (used in) financing activities	0	(80,944,373)	44,294,204
Net cash flows used in discontinued operations	$ 0	$ (21,407,672)	$ 42,577,640